SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Standardized measure of discounted future net cash flows at the beginning of the year	$ 8,233,330	$ 7,597,232	$ 5,579,842
Extensions, discoveries and improved recovery, less related costs	500,000	500,000	500,000
Revisions of previous quantity estimates	40,409,026	(19,526,823)	(14,979,996)
Changes in estimated future development costs	(584,751)	340,200	4,046,951
Purchases (sales) of minerals in place
Net changes in prices and production costs	(6,345,840)	15,310,987	19,129,705
Accretion of discount	(13,627,414)	23,577	638,201
Sales of oil and gas produced, net of production costs	(2,643,773)	(4,244,775)	(4,328,719)
Development costs incurred during the period	121,822	4,540,497	2,724,238
Change in timing of estimated future production and other
Net change in income taxes	(10,446,308)	3,692,435	(5,712,990)
Standardized measure of discounted future net cash flows at the end of the year	$ 15,616,090	$ 8,233,330	$ 7,597,232